Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, shares in Millions, Options in Millions, Option in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) EquityInstruments Options £ / shares shares	Dec. 31, 2020 GBP (£) EquityInstruments Option £ / shares shares	Dec. 31, 2019 GBP (£) EquityInstruments Option £ / shares shares
Sharesave
Average exercise price
At 1 January | £ / shares	£ 1.64	£ 2.01	£ 2.18
Granted | £ / shares	1.80	1.12	1.78
Exercised | £ / shares	1.76	1.83	2.83
Cancelled | £ / shares	2.02	2.20	2.25
At 31 December | £ / shares	£ 1.61	£ 1.64	£ 2.01
Shares under option
At 1 January	96	84	75
Granted	24	35	25
Exercised	(10)		(4)
Cancelled	(15)	(23)	(12)
At 31 December	95	96	84
Vesting period	6 months
Options exercisable	6	6.3	3.2
Weighted average share price | £ / shares	£ 2.19	£ 1.57	£ 2.49
Weighted average remaining contractual life of outstanding share options	2 years 1 month 6 days	2 years 3 months 18 days	2 years 8 months 12 days
Fair value of options granted	£ 17	£ 8	£ 11
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.12	£ 1.12	£ 1.68
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 2.27	£ 2.27	£ 2.91
Deferred performance awards
Shares under option
Vesting period	3 years
Value at grant
At 1 January	£ 169	£ 196	£ 233
Granted	61	109	110
Forfeited	(10)	(5)	(10)
Vested	(88)	(131)	(137)
At 31 December	£ 132	£ 169	£ 196
Shares awarded
At 1 January (in shares) | EquityInstruments	77	76	92
Granted (in shares) | EquityInstruments	32	67	42
Forfeited (in shares) | EquityInstruments	(5)	(2)	(4)
Vested/exercised (in shares) | EquityInstruments	(39)	(64)	(54)
At 31 December (in shares) | EquityInstruments	65	77	76
Long-term incentives
Value at grant
At 1 January	£ 50	£ 63	£ 85
Granted	6	14	15
Vested	(12)	(17)	(12)
Lapsed		(10)	(25)
At 31 December	£ 44	£ 50	£ 63
Shares awarded
At 1 January (in shares) | EquityInstruments	24	25	32
Granted (in shares) | EquityInstruments	3	10	6
Vested/exercised (in shares) | EquityInstruments	(6)	(7)	(4)
Lapsed (in shares) | EquityInstruments		(4)	(9)
At 31 December (in shares) | EquityInstruments	21	24	25
Options over shares
At 1 January (in shares) | shares			2
Lapsed (in shares) | shares			(2)
Market value of awards vested and exercised	£ 13	£ 13	£ 10
Vested options over shares exercisable | shares	0	0